Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Oct. 31, 2022	Oct. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	$ 744,104	$ 221,716
Less: accumulated depreciation and amortization	(139,978)	(97,936)
Property and equipment, net	604,126	123,780
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	579,147	56,759
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	98,860	98,860
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	11,710	11,710
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	$ 54,387	$ 54,387